Appendix 6 Additional Information Circular No. 715 of February 3, 2012 - Summary of Aging of Trade and Other Receivables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 194,311,533	$ 213,164,803
Other receivables, gross	23,866,474	47,275,283
Total	218,178,007	260,440,086
Trade receivables, gross	62,563	5,751,510
Other receivables, gross	970,360	1,036,927
Trade and other non-current receivables, net	1,032,923	6,788,437
Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(1,258,817)	(1,314,311)
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	195,570,350	214,479,114
Other receivables, gross	23,866,474	47,275,283
Total	219,436,824	261,754,397
Trade receivables, gross	62,563	5,751,510
Other receivables, gross	970,360	1,036,927
Trade and other non-current receivables, net	1,032,923	6,788,437
On demand [Member]
Trade And Other Receivables [Line Items]
Total	210,636,227	226,773,635
On demand [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	186,769,753	179,498,352
Other receivables, gross	23,866,474	47,275,283
1-30 days [Member]
Trade And Other Receivables [Line Items]
Total	3,057,994	2,770,582
1-30 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	3,057,994	2,770,582
31-60 days [Member]
Trade And Other Receivables [Line Items]
Total	333,078	1,165,177
31-60 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	333,078	1,165,177
61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Total	279,100	773,502
61 - 90 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	279,100	773,502
91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Total	10,021	900,093
91 - 120 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	10,021	900,093
121-150 days [Member]
Trade And Other Receivables [Line Items]
Total	42,015	5,101,117
121-150 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	42,015	5,101,117
151-180 days [Member]
Trade And Other Receivables [Line Items]
Total	334,297	13,609
151-180 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	334,297	13,609
181-210 days [Member]
Trade And Other Receivables [Line Items]
Total	399,552	553,986
181-210 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	399,552	553,986
211-250 days [Member]
Trade And Other Receivables [Line Items]
Total	228,498	3,593,733
211-250 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	228,498	3,593,733
More than 251 days [Member]
Trade And Other Receivables [Line Items]
Total	2,857,225	18,794,652
More than 251 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(1,258,817)	(1,314,311)
More than 251 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 4,116,042	$ 20,108,963